Property and equipment	12 Months Ended
Oct. 31, 2023
Property and equipment [Abstract]
Property and equipment [Text Block]

6. Property and equipment

	As at November 1, 2022	Additions	Disposals	Foreign exchange	As at October 31, 2023
Cost
Computers	$7,466	$2,044	$-	$-	$9,510
Right-of-use assets	48,408	-	-	-	48,408
	55,874	2,044	-	-	57,918
Accumulated depreciation
Computers	3,748	1,148	$-	$85	$4,981
Right-of-use assets	4,034	15,344	-	792	20,170
	7,782	16,492	-	877	25,151
Net book value	$48,092				$32,767
	As at November 1, 2021	Additions	Disposals	Foreign exchange	As at October 31, 2022
Cost
Computers	$18,570	$-	$(11,104)	$-	$7,466
Right-of-use assets	74,307	48,408	(74,307)	-	48,408
	92,877	48,408	(85,411)	-	55,874
Accumulated depreciation
Computers	12,824	1,723	(10,799)	-	3,748
Right-of-use assets	54,041	24,155	(74,162)	-	4,034
	66,865	25,878	(84,961)	-	7,782
Net book value	$26,012				$48,092

During the year ended October 31, 2022, the Company's lease agreement pertaining to the right-of-use asset as at October 31, 2021 expired and the asset was fully depreciated and derecognized. A new lease agreement was entered into and is therefore recorded as an addition during the year ended October 31, 2022. Refer to Note 8.